Revenues	3 Months Ended
Mar. 31, 2023
Revenue Recognition [Abstract]
Revenues

Note 4. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company’s customers’ locations) and revenue type for the three months ended March 31, 2023 and 2022:

	Three months ended March 31,
	2023	2022
	(U.S. $ in thousands)
Americas
Systems	$21,186	$28,982
Consumables	32,572	31,354
Service	36,322	38,231
Total Americas	90,080	98,567

EMEA
Systems	11,402	15,076
Consumables	18,911	17,825
Service	7,567	7,153
Total EMEA	37,880	40,055

Asia Pacific
Systems	7,864	10,458
Consumables	9,036	9,377
Service	4,517	4,972
Total Asia Pacific	21,417	24,807

Total Revenues	$149,377	$163,429

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three months ended March 31, 2023 and 2022:

	Three months ended March 31,
	2023	2022
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$100,971	$113,073
Services	13,691	12,492
Total revenues recognized in point in time	114,662	125,565

Revenues recognized over time from:
Services	34,715	37,864
Total revenues recognized over time	34,715	37,864

Total Revenues	$149,377	$163,429

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company’s right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2023 and December 31, 2022.
Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company’s deferred revenue as of March 31, 2023 and December 31, 2022 was as follows:
	March 31,	December 31,
	2023	2022
	U.S. $ in thousands
Deferred revenue*	$79,213	$75,434

*Includes $25.4 million and $25.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2023 and December 31, 2022, respectively.

Revenue recognized in 2023 that was included in deferred revenue balance as of December 31, 2022 was $16.1 million for the three months ended March 31, 2023.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2023, the total RPO amounted to $111.9 million. The Company expects to recognize $79.1 million of this RPO during the next 12 months, $19.1 million over the subsequent 12 months and the remaining $13.7 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2023 and December 31, 2022, the deferred commissions amounted to $9.5 million and $9.6 million, respectively.